Significant accounting policies - Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Contract asset		¥ 0	¥ 0
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Payment terms (in days)	30 days
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Significant accounting policies
Payment period of licensed offline distributors (in months)	1 month